INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Company's net deferred tax assets

	2020	2019
Deferred Tax Assets:
Net operating losses	$7,042	$5,881
Accrued expenses	109
Unearned premiums	466
Contract expense	332	262
Intangible assets	204
Other	406	809
Total deferred tax assets	8,559	6,952
Less: valuation allowance	(8,559)	(6,910)
Net Deferred Tax Assets	—	42
Deferred Tax Liabilities
Fixed assets	—	(42)
Total deferred tax liabilities	—	(42)
Net Deferred Tax Liabilities	—	(42)
Net Deferred Tax Assets/Liabilities	$—	$—

Schedule of income tax provision

	2020	2019	2018
Current Income Tax Expense:
Federal	$—	$—	$—
State and local	10	11	3
Total Current Income Tax Expense	10	11	3
Deferred Income Tax Expense:
Federal	—	—	—
State and local	—	—	—
Total Income Tax Expense	$10	$11	$3

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	2020	2019	2018
Loss Before Income Tax Expense	$(6,542)	$(12,667)	$(6,557)
Income tax benefit at federal statutory rates	(1,372)	(2,660)	(1,377)
State and local income taxes	(79)	(471)	(238)
Investment remeasurement	—	—	(126)
Valuation allowances	1,649	2,924	1,731
Change in fair value of redeemable convertible preferred stock tranche obligation	(194)	293	57
Other	6	(75)	(44)
Total Income Tax Expense	$10	$11	$3
Effective Tax Rate	(0.15)%	(0.09)%	(0.05)%

CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Schedule of Company's net deferred tax assets

	December 31,
	2020	2019
Deferred tax asset
Organizational costs/Startup expenses	$1,166,098	$153,773
Total deferred tax asset	1,166,098	153,773
Valuation allowance	(1,166,098)	(153,773)
Deferred tax asset, net of allowance	$—	$—

Schedule of income tax provision

	December 31,
	2020	2019
Federal
Current	$340,490	$1,120,521
Deferred	(1,012,325)	(153,773)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	1,012,325	153,773
Income tax provision	$340,490	$1,120,521

Schedule of reconciliation of the federal income tax rate to the Company's effective tax rate

	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(31.6)%	3.3%
Income tax provision (benefit)	(10.6)%	24.3%